UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2015

1.800351.111

NFY-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount (000s)	Value (000s)
New York - 93.4%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$ 1,215	$ 1,427
5% 12/1/22	1,000	1,200
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	701
5% 7/1/25	455	531
5% 7/1/26	450	518
5% 7/1/27	500	568
5% 7/1/28	360	405
5% 7/1/29	300	336
5% 7/1/30	575	640
5% 7/1/40	1,000	1,092
5.25% 7/1/35	1,000	1,130
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,481
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,007
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,798
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,310
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,120
5.25% 7/1/18	1,090	1,215
5.25% 7/1/19	1,100	1,247
5.75% 7/1/39	6,500	7,223
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,196
5.75% 2/15/47	22,185	25,234
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	965
Series 2009 A, 5.25% 4/1/21	1,945	2,198
Series 2012 A, 5% 9/1/42	2,320	2,515
Series 2012 B:
5% 9/1/25	4,000	4,573
5% 9/1/26	10,065	11,422
5% 9/1/27	10,000	11,292
Series 2014 A, 5% 9/1/35	5,000	5,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,636
5% 7/1/25	1,000	1,163
5% 7/1/26	1,150	1,335
5% 7/1/27	1,630	1,888
5% 7/1/28	1,015	1,174
Series 2012 A, 5% 7/1/23	1,000	1,185
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	578
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	422
5% 5/1/24	750	907
5% 5/1/25	750	913
5% 5/1/26	1,200	1,447
5% 5/1/27	700	835
5% 5/1/29	1,750	2,053
5% 5/1/30	1,000	1,167
5% 5/1/31	1,205	1,399
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,713
5% 4/1/29	14,040	16,008
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,660
5% 7/1/22	5,500	6,303
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	532
5% 7/1/26	1,500	1,752
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,296
5% 7/1/22	2,000	2,317
5% 7/1/27	2,155	2,432
Series 2014 B:
5% 7/1/23	550	650
5% 7/1/27	1,000	1,163
Series 2014 C, 5% 7/1/26	3,000	3,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	$ 2,300	$ 2,779
5% 10/1/27	5,000	5,995
5% 10/1/28	3,450	4,105
New York City Gen. Oblig.:
Series 2005 A, 5% 8/1/19	845	855
Series 2008 A1, 5.25% 8/15/27	15,000	16,890
Series 2008 D1, 5.125% 12/1/23	5,000	5,543
Series 2012 A1, 5% 8/1/24	2,400	2,826
Series 2012 G1, 5% 4/1/25	4,300	5,058
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,583
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,205
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,463
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,226
Series 2008 AA, 5% 6/15/27	10,000	10,853
Series 2009 A, 5.75% 6/15/40	10,025	11,407
Series 2009 C, 5% 6/15/44	2,700	3,013
Series 2009 DD, 6% 6/15/40	1,115	1,265
Series 2009 EE, 5.25% 6/15/40	8,500	9,675
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,652
Series 2009 GG, 5.25% 6/15/40	10,000	11,421
Series 2009 GG1, 5.25% 6/15/32	7,000	8,028
Series 2011 EE:
5.375% 6/15/40	2,310	2,708
5.375% 6/15/43	20,035	23,421
5.5% 6/15/43	4,375	5,186
Series 2012 BB, 5.25% 6/15/44	2,330	2,650
Series 2012 CC, 5% 6/15/45	8,000	8,882
Series 2012 FF, 5% 6/15/24	18,240	21,730
Series 2013 CC, 5% 6/15/47	23,575	26,229
Series 2014 BB, 5% 6/15/46	9,785	10,894
Series 2014 CC, 5% 6/15/47	11,200	12,566
Series 2015 AA, 5% 6/15/44	6,200	6,966
Series 2015 FF:
5% 6/15/29	5,080	5,989
5% 6/15/30	6,060	7,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2015 FF: - continued
5% 6/15/31	$ 11,780	$ 13,721
5% 6/15/32	2,000	2,318
Series GG, 5% 6/15/43	2,700	2,999
5% 6/15/35	10,000	11,370
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,184
Series 2008 S1, 5% 1/15/34	10,000	10,943
Series 2009 S1:
5.5% 7/15/31	5,000	5,667
5.5% 7/15/38	2,900	3,259
5.625% 7/15/38	2,900	3,283
Series 2009 S2, 6% 7/15/38	7,500	8,602
Series 2009 S3:
5.25% 1/15/26	1,000	1,140
5.25% 1/15/39	6,100	6,844
5.375% 1/15/34	13,435	15,206
Series 2009 S4:
5.5% 1/15/34	1,000	1,144
5.5% 1/15/39	6,700	7,644
5.75% 1/15/39	2,900	3,346
Series 2009 S5, 5.25% 1/15/39	10,180	11,383
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,057
Series S1, 5% 7/15/28	9,000	10,441
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,408
Series 2011 D1, 5.25% 2/1/30	5,435	6,321
Series 2012 B, 5% 11/1/24	7,500	9,006
Series 2013 B, 5% 11/1/26	2,955	3,503
Series 2013 F:
5% 2/1/31	6,000	6,836
5% 2/1/32	5,000	5,675
Series 2013 F1, 5% 2/1/28	11,120	12,861
Series 2014 D1:
5% 2/1/27	5,000	5,873
5% 2/1/28	5,000	5,818
5% 2/1/29	7,500	8,664
5% 2/1/31	4,300	4,921
5% 2/1/32	1,515	1,725
Series A, 5% 8/1/28	3,500	4,092
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 26,070
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,861
Series 2012 A, 5% 5/15/23	2,400	2,866
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A:
5% 3/15/32	3,700	3,961
5% 3/15/37	1,700	1,814
Series 2008 A, 5% 3/15/24	5,000	5,542
Series 2008 B:
5.25% 3/15/38	1,500	1,687
5.75% 3/15/36	10,500	12,104
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	12,038
Series 2012 D:
5% 2/15/24	5,000	5,932
5% 2/15/37	7,500	8,413
Series 2013 A, 5% 2/15/30	18,985	21,671
Series 2014 2, 5.25% 2/15/23	7,910	9,074
Series 2014 A:
5% 2/15/39	20,345	22,759
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	23
5% 12/15/31	6,290	6,693
5% 2/15/34	15,490	17,370
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36	2,030	2,133
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 10/1/29	785	917
5% 10/1/30	535	621
5% 10/1/31	1,595	1,843
5% 10/1/32	1,550	1,782
Series 2015 B:
5% 10/1/28	1,000	1,171
5% 10/1/29	1,470	1,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Rev.: - continued
Series 2015 B: - continued
5% 10/1/33	$ 1,010	$ 1,153
5% 10/1/34	1,070	1,217
Series 2015:
5% 12/1/19 (a)	1,100	1,223
5% 12/1/20 (a)	1,200	1,344
5% 12/1/21 (a)	800	897
5% 12/1/23 (a)	700	784
5% 12/1/24 (a)	600	670
5% 12/1/27 (a)	1,200	1,300
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	857
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,851
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,316
5% 7/1/37	6,000	6,808
Series 2009 A:
5% 7/1/22	445	514
5% 7/1/23	1,315	1,519
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,330
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,861
5% 7/1/17	2,080	2,220
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,488
5.5% 5/15/21 (AMBAC Insured)	10,000	12,130
5.5% 5/15/28	2,700	3,427
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/16	1,130	1,189
5% 7/1/20	5,435	5,704
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	100	108
Series 2011 A:
5.75% 7/1/31	4,000	4,665
6% 7/1/40	4,000	4,691
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	$ 3,000	$ 3,891
Series 2008 B, 5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	8,000	9,032
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,092
(North Shore Univ. Hosp. Proj.) Series 2007 A:
5% 5/1/19	2,000	2,152
5% 5/1/21	1,315	1,414
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,097
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,143
5% 7/1/21	1,500	1,738
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,811
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25	25
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,422
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,331
5.5% 3/1/39	2,500	2,843
(Univ. of Rochester Proj.) Series 2007 A1, 5% 7/1/39	19,005	20,066
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,921
Series 1:
4% 7/1/21	1,000	1,129
5% 7/1/21	1,000	1,187
5% 7/1/23	1,350	1,610
Series 2010 A:
5% 7/1/19	1,500	1,709
5% 7/1/21	7,000	8,064
5% 7/1/22	6,000	6,903
5% 7/1/41	12,000	13,660
Series 2011 A:
5% 5/1/18	1,000	1,106
5% 5/1/20	5,590	6,440
5% 5/1/21	3,140	3,667
5% 5/1/22	2,350	2,755
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,418
5% 10/1/20 (FSA Insured)	1,100	1,289
5% 10/1/21 (FSA Insured)	1,000	1,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F: - continued
5% 10/1/23 (FSA Insured)	$ 1,000	$ 1,187
5% 10/1/24 (FSA Insured)	750	884
Series 2012:
5% 7/1/23	1,000	1,179
5% 7/1/38	1,000	1,100
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,671
5% 10/1/27 (FSA Insured)	1,000	1,184
5% 10/1/28 (FSA Insured)	1,000	1,174
Series A, 5.75% 7/1/18	2,765	2,978
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,872
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,480
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,805
5.625% 11/15/39	6,000	6,836
Series 2009 B, 5% 11/15/34	19,560	22,325
Series 2012 A:
5% 11/15/22	2,500	2,999
5% 11/15/29	17,000	19,773
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,301
Series 2005 G, 5% 11/15/21	3,200	3,727
Series 2007 B:
5% 11/15/26	8,185	8,957
5% 11/15/28	2,235	2,434
Series 2008 A, 5.25% 11/15/36	15,000	16,335
Series 2008 B2:
5% 11/15/22	4,000	4,798
5% 11/15/23	5,910	7,034
Series 2008 C, 6.5% 11/15/28	9,670	11,322
Series 2011 A:
5% 11/15/18	1,000	1,132
5% 11/15/22	1,500	1,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 D:
5% 11/15/20	$ 2,000	$ 2,347
5% 11/15/24	6,590	7,693
5% 11/15/25	5,000	5,811
Series 2012 D, 5% 11/15/25	20,000	23,486
Series 2012 E, 5% 11/15/20	3,165	3,714
Series 2012 F:
5% 11/15/21	1,500	1,780
5% 11/15/22	5,000	5,997
5% 11/15/23	7,000	8,331
Series 2012 H:
5% 11/15/24	3,290	3,891
5% 11/15/33	3,505	3,954
5% 11/15/42	4,750	5,238
Series 2013 A, 5% 11/15/43	3,250	3,572
Series 2013 E, 5% 11/15/43	15,375	16,979
Series 2014 A1:
5% 11/15/23	2,300	2,765
5% 11/15/44	8,000	8,828
Series 2014 B, 5.25% 11/15/44	6,300	7,147
Series 2014 D, 5.25% 11/15/44	5,000	5,704
Series 2015 B:
5% 11/15/26	1,495	1,776
5% 11/15/28	1,000	1,164
5% 11/15/29	2,125	2,461
5.5% 11/15/18	1,645	1,786
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,673
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,913
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,344
5% 1/1/25	13,000	14,280
5% 1/1/26	4,000	4,389
Series 2013 A, 5% 5/1/19	13,600	15,442
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,390
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A: - continued
5.25% 3/15/26	$ 12,080	$ 13,335
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,724
Series 2011 A2:
5% 4/1/21	2,385	2,825
5% 4/1/23	6,000	7,045
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,072
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,755
5% 1/1/24 (FSA Insured)	5,975	6,544
Series 2013 C, 5% 3/15/30	4,540	5,223
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	95
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,022
7.5% 3/1/17 (Escrowed to Maturity)	100	113
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,222
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured) (a)	1,670	1,953
5% 6/15/24 (FSA Insured) (a)	1,450	1,701
5% 6/15/25 (FSA Insured) (a)	1,670	1,945
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,005
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,549
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,871
5% 9/1/28 (b)	7,350	8,415
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,427
5% 3/1/21 (FSA Insured)	3,000	3,469
5% 3/1/22 (FSA Insured)	4,000	4,659
5% 3/1/23 (FSA Insured)	2,500	2,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig.: - continued
Series 2014 A: - continued
5% 3/1/24 (FSA Insured)	$ 1,600	$ 1,875
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	896
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,098
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	738
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,013
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,174
5% 7/1/26	1,280	1,495
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,783
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,605
5.25% 11/15/38	14,500	15,999
Series 2006 A, 5% 11/15/31	965	1,027
Series 2012 B:
0% 11/15/27	2,500	1,678
0% 11/15/28	2,500	1,597
Series 2013 A:
5% 11/15/23	1,785	2,145
5% 11/15/24	4,000	4,768
Series 2013 C:
5% 11/15/26	5,475	6,469
5% 11/15/27	5,660	6,630
5% 11/15/28	5,935	6,896
5% 11/15/29	6,340	7,322
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,478
5.125% 9/1/40	8,055	8,862
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	349
5% 4/1/30	350	402
5% 4/1/31	335	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Western Nassau County Wtr. Auth. Series 2015 A: - continued
5% 4/1/32	$ 1,000	$ 1,139
5% 4/1/34	1,045	1,183
5% 4/1/35	1,180	1,331
5% 4/1/40	1,400	1,574
5% 4/1/45	2,250	2,510
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	634
4% 3/15/19 (FSA Insured)	1,700	1,854
5% 3/15/22 (FSA Insured)	750	864
5% 3/15/23 (FSA Insured)	1,255	1,428
5% 3/15/24 (FSA Insured)	1,545	1,752
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,360
5% 8/1/21 (FSA Insured)	735	858
5% 8/1/22 (FSA Insured)	510	598
5% 8/1/23 (FSA Insured)	300	353
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	437
4% 8/1/17 (FSA Insured)	400	426
4% 8/1/18 (FSA Insured)	630	683
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,297
6% 6/1/41	5,000	5,655
		1,693,866
New York And New Jersey - 3.3%
Port Auth. of New York & New Jersey:
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,402
163rd Series, 5% 7/15/35	25,000	28,313
166th Series, 5% 1/15/41	5,400	5,970
185th Series, 5% 9/1/27 (b)	6,200	7,163
85th Series, 5.375% 3/1/28	6,280	7,644
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,163
		59,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,201
5% 10/1/17	2,750	2,963
		7,164
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $1,657,238)	1,760,685
NET OTHER ASSETS (LIABILITIES) - 2.9%	53,402
NET ASSETS - 100%	$ 1,814,087
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,657,164,000. Net unrealized appreciation aggregated $103,521,000, of which $105,705,000 related to appreciated investment securities and $2,184,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015